Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 517,000
Previously Paid Amount	0.00
Total Fee Amount	71.40
Total Offset Amount	0.00
Net Fee	71.40
Narrative - Max Aggregate Offering Price	$ 517,000
Final Prospectus	true